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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	5/31/2008

Date of reporting period:	8/31/2007

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
August 31, 2007 (Unaudited)	Columbia High Yield Opportunity Fund

			Par(a)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 85.9%
BASIC MATERIALS – 7.4%
Chemicals – 3.4%
Agricultural Chemicals – 0.5%
Mosaic Co.
	7.625% 12/01/16(b)		1,780,000	1,824,500
				1,824,500
Chemicals-Diversified – 2.3%
EquiStar Chemicals LP
	10.625% 05/01/11		271,000	285,905
Huntsman International LLC
	6.875% 11/15/13(b)	EUR	800,000	1,089,799
	7.875% 11/15/14(b)		1,465,000	1,530,925
Ineos Group Holdings PLC
	8.500% 02/15/16(b)	EUR	980,000	901,600
Lyondell Chemical Co.
	6.875% 06/15/17		1,260,000	1,363,950
	8.000% 09/15/14		1,015,000	1,103,813
	8.250% 09/15/16		1,440,000	1,612,800
NOVA Chemicals Corp.
	6.500% 01/15/12		1,265,000	1,176,450
				9,065,242
Chemicals-Specialty – 0.6%
Chemtura Corp.
	6.875% 06/01/16		1,475,000	1,345,937
MacDermid, Inc.
	9.500% 04/15/17(b)		1,015,000	943,950
				2,289,887
Chemicals Total				13,179,629
Forest Products & Paper – 2.0%
Paper & Related Products – 2.0%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15		1,535,000	1,204,975
Boise Cascade LLC
	7.125% 10/15/14		500,000	460,000
Domtar, Inc.
	7.125% 08/15/15		1,385,000	1,288,050
Georgia-Pacific Corp.
	8.000% 01/15/24		1,520,000	1,428,800
Neenah Paper, Inc.
	7.375% 11/15/14		790,000	742,600

1

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
Paper & Related Products – (continued)
NewPage Corp.
	10.000% 05/01/12	730,000	755,550
	12.000% 05/01/13	345,000	360,525
Norske Skog
	7.375% 03/01/14	995,000	800,975
	8.625% 06/15/11	450,000	396,000
			7,437,475
Forest Products & Paper Total			7,437,475
Iron/Steel – 0.1%
Steel-Specialty – 0.1%
UCAR Finance, Inc.
	10.250% 02/15/12	465,000	485,925
			485,925
Iron/Steel Total			485,925
Metals & Mining – 1.9%
Diversified Minerals – 0.7%
FMG Finance Ltd.
	10.625% 09/01/16(b)	2,400,000	2,748,000
			2,748,000
Metal-Diversified – 0.9%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	3,020,000	3,216,300
			3,216,300
Mining Services – 0.3%
Noranda Aluminium Holding Corp.
	PIK,
	11.146% 11/15/14(b)(c)	1,335,000	1,214,850
			1,214,850
Metals & Mining Total			7,179,150
BASIC MATERIALS TOTAL			28,282,179
COMMUNICATIONS – 19.7%
Media – 8.5%
Broadcast Services/Programs – 0.6%
Clear Channel Communications, Inc.
	4.900% 05/15/15	1,190,000	880,600
	5.500% 12/15/16	1,990,000	1,492,500
			2,373,100
Cable TV – 3.5%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	1,250,000	1,187,500

2

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Cable TV – (continued)
Cablevision Systems Corp.
	8.000% 04/15/12	1,240,000	1,187,300
Charter Communications Holdings I LLC
	9.920% 04/01/14	2,965,000	2,490,600
	11.000% 10/01/15	1,120,000	1,097,600
CSC Holdings, Inc.
	7.625% 04/01/11	2,170,000	2,137,450
	7.625% 07/15/18	970,000	889,975
DirecTV Holdings LLC
	6.375% 06/15/15	1,685,000	1,575,475
EchoStar DBS Corp.
	6.625% 10/01/14	2,330,000	2,254,275
Insight Midwest LP
	9.750% 10/01/09	652,000	652,000
			13,472,175
Multimedia – 1.2%
CanWest MediaWorks LP
	9.250% 08/01/15(b)	1,730,000	1,712,700
Lamar Media Corp.
	6.625% 08/15/15	1,445,000	1,379,975
Quebecor Media, Inc.
	7.750% 03/15/16	1,575,000	1,498,219
			4,590,894
Publishing-Periodicals – 1.9%
Dex Media West LLC
	9.875% 08/15/13	1,667,000	1,758,685
Dex Media, Inc.
	(d) 11/15/13 (9.000% 11/15/08)	1,230,000	1,134,675
Idearc, Inc.
	8.000% 11/15/16	755,000	745,562
Penton Media, Inc.
	10.360% 02/01/14(c)(e)	1,000,000	937,500
R.H. Donnelley Corp.
	8.875% 01/15/16	1,310,000	1,342,750
Reader’s Digest Association, Inc.
	9.000% 02/15/17(b)	1,390,000	1,195,400
			7,114,572

3

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Radio – 0.3%
CMP Susquehanna Corp.
	9.875% 05/15/14	1,405,000	1,299,625
			1,299,625
Television – 1.0%
Local TV Finance LLC
	PIK,
	9.250% 06/15/15(b)	1,355,000	1,239,825
Univision Communications, Inc.
	PIK,
	9.750% 03/15/15(b)	2,500,000	2,381,250
			3,621,075
Media Total			32,471,441
Telecommunication Services – 11.2%
Cable TV – 0.4%
Telenet Group Holding NV
	(d) 06/15/14 (11.500% 12/15/08)(b)	1,587,000	1,507,650
			1,507,650
Cellular Telecommunications – 4.5%
Cricket Communications, Inc.
	9.375% 11/01/14	2,390,000	2,342,200
Digicel Group Ltd.
	PIK,
	9.125% 01/15/15(b)	2,584,000	2,361,259
Dobson Cellular Systems, Inc.
	8.375% 11/01/11	1,505,000	1,591,537
	9.875% 11/01/12	1,350,000	1,451,250
MetroPCS Wireless, Inc.
	9.250% 11/01/14(b)	2,335,000	2,299,975
Orascom Telecom Finance SCA
	7.875% 02/08/14(b)	855,000	780,188
Rogers Wireless, Inc.
	8.000% 12/15/12	230,000	242,452
Rural Cellular Corp.
	8.360% 06/01/13(b)(c)	1,335,000	1,361,700
	11.106% 11/01/12(c)	1,315,000	1,354,450
US Unwired, Inc.
	10.000% 06/15/12	945,000	1,015,144

4

			Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Cellular Telecommunications – (continued)
Wind Acquisition Financial SA
	PIK,
	12.610% 12/21/11(c)(e)		2,416,192	2,398,071
				17,198,226
Satellite Telecommunications – 1.6%
Inmarsat Finance II PLC
	(d) 11/15/12 (10.375% 11/15/08)		2,085,000	1,975,538
Intelsat Bermuda, Ltd.
	11.250% 06/15/16		2,410,000	2,521,462
Intelsat Intermediate Holdings Co., Ltd.
	(d) 02/01/15 (9.250% 02/01/10)		1,155,000	935,550
PanAmSat Corp.
	9.000% 08/15/14		776,000	789,580
				6,222,130
Telecommunication Equipment – 0.4%
Lucent Technologies, Inc.
	6.450% 03/15/29		1,855,000	1,558,200
				1,558,200
Telecommunication Services – 1.5%
Embarq Corp.
	7.082% 06/01/16		645,000	665,171
Nordic Telephone Co. Holdings ApS
	8.250% 05/01/16(b)	EUR	1,030,000	1,417,148
Syniverse Technologies, Inc.
	7.750% 08/15/13		790,000	730,750
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14		1,500,000	1,552,500
West Corp.
	11.000% 10/15/16		1,615,000	1,639,225
				6,004,794
Telephone-Integrated – 2.8%
Cincinnati Bell, Inc.
	7.000% 02/15/15		1,430,000	1,372,800
Citizens Communications Co.
	7.875% 01/15/27		1,895,000	1,776,562
Qwest Communications International, Inc.
	7.500% 02/15/14		780,000	766,350
Qwest Corp.
	7.500% 10/01/14		850,000	871,250
	7.500% 06/15/23		2,430,000	2,387,475

5

			Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telephone-Integrated – (continued)
	8.875% 03/15/12		735,000	795,638
Virgin Media Finance PLC
	8.750% 04/15/14		680,000	688,500
Windstream Corp.
	8.625% 08/01/16		1,880,000	1,964,600
				10,623,175
Telecommunication Services Total				43,114,175
COMMUNICATIONS TOTAL				75,585,616
CONSUMER CYCLICAL – 15.6%
Apparel – 1.3%
Apparel Manufacturers – 1.3%
Broder Brothers Co.
	11.250% 10/15/10		965,000	829,900
Hanesbrands, Inc.
	8.784% 12/15/14(c)		870,000	868,913
Levi Strauss & Co.
	9.750% 01/15/15		2,160,000	2,235,600
Phillips-Van Heusen Corp.
	7.250% 02/15/11		925,000	930,781
	8.125% 05/01/13		180,000	183,600
				5,048,794
Apparel Total				5,048,794
Auto Manufacturers – 1.0%
Auto-Cars/Light Trucks – 1.0%
Ford Motor Co.
	7.450% 07/16/31		1,805,000	1,353,750
General Motors Corp.
	8.375% 07/15/33		3,005,000	2,411,513
				3,765,263
Auto Manufacturers Total				3,765,263
Auto Parts & Equipment – 1.6%
Auto/Truck Parts & Equipment-Original – 0.9%
ArvinMeritor, Inc.
	8.125% 09/15/15		990,000	925,650
Hayes Lemmerz Finance Luxembourg SA
	8.250% 06/15/15(b)	EUR	1,290,000	1,623,307

6

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – (continued)
Auto/Truck Parts & Equipment-Original – (continued)
TRW Automotive, Inc.
	7.000% 03/15/14(b)	1,065,000	990,450
			3,539,407
Auto/Truck Parts & Equipment-Replacement – 0.3%
Commercial Vehicle Group, Inc.
	8.000% 07/01/13	1,365,000	1,272,863
			1,272,863
Rubber-Tires – 0.4%
Goodyear Tire & Rubber Co.
	8.625% 12/01/11(b)	423,000	429,599
	9.000% 07/01/15	997,000	1,031,895
			1,461,494
Auto Parts & Equipment Total			6,273,764
Distribution/Wholesale – 0.3%
Distribution/Wholesale – 0.3%
Buhrmann U.S., Inc.
	7.875% 03/01/15	1,065,000	979,800
			979,800
Distribution/Wholesale Total			979,800
Entertainment – 1.5%
Gambling (Non-Hotel) – 0.3%
Global Cash Access LLC
	8.750% 03/15/12	1,272,000	1,291,080
			1,291,080
Music – 0.9%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(b)	1,435,000	1,363,250
WMG Acquisition Corp.
	7.375% 04/15/14	1,340,000	1,179,200
WMG Holdings Corp.
	(d) 12/15/14 (9.500% 12/15/09)	1,325,000	937,437
			3,479,887
Resorts/Theme Parks – 0.3%
Six Flags, Inc.
	9.625% 06/01/14	1,225,000	998,375
			998,375
Entertainment Total			5,769,342

7

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Home Builders – 0.6%
Building-Residential/Commercial – 0.6%
K. Hovnanian Enterprises, Inc.
	6.375% 12/15/14	950,000	729,125
	8.875% 04/01/12	575,000	460,000
KB Home
	5.875% 01/15/15	1,185,000	1,001,325
			2,190,450
Home Builders Total			2,190,450
Home Furnishings – 0.7%
Home Furnishings – 0.7%
Sealy Mattress Co.
	8.250% 06/15/14	1,215,000	1,187,663
Simmons Co.
	10.650% 02/15/12 (e)	1,700,000	1,552,666
			2,740,329
Home Furnishings Total			2,740,329
Leisure Time – 0.7%
Cruise Lines – 0.4%
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	1,390,000	1,366,645
			1,366,645
Recreational Centers – 0.3%
Town Sports International, Inc.
	(d) 02/01/14 (11.000% 02/01/09)	1,268,000	1,160,220
			1,160,220
Leisure Time Total			2,526,865
Lodging – 5.0%
Casino Hotels – 5.0%
Buffalo Thunder Development Authority
	9.375% 12/15/14(b)	870,000	817,800
Circus & Eldorado/Silver Legacy Capital Corp.
	10.125% 03/01/12	50,000	52,250
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(b)	1,415,000	1,436,225
Greektown Holdings LLC
	10.750% 12/01/13(b)	1,235,000	1,235,000
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	3,000,000	2,302,500

8

		Par (a)	Value (a)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Casino Hotels – (continued)
Jacobs Entertainment, Inc.
	9.750% 06/15/14	1,225,000	1,221,938
Las Vegas Sands Corp.
	6.375% 02/15/15	2,555,000	2,427,250
MGM Mirage
	7.500% 06/01/16	1,935,000	1,910,812
Mohegan Tribal Gaming Authority
	6.875% 02/15/15	1,005,000	964,800
Pinnacle Entertainment, Inc.
	7.500% 06/15/15(b)	2,270,000	2,088,400
	8.250% 03/15/12	290,000	291,450
Snoqualmie Entertainment Authority
	9.063% 02/01/14(b)(c)	280,000	273,350
	9.125% 02/01/15(b)	280,000	273,350
Station Casinos, Inc.
	6.625% 03/15/18	3,225,000	2,596,125
Wimar Opco LLC
	9.625% 12/15/14(b)	1,530,000	1,132,200
Wynn Las Vegas LLC
	6.625% 12/01/14	280,000	270,900
			19,294,350
Lodging Total			19,294,350
Retail – 2.6%
Retail-Arts & Crafts – 0.2%
Michaels Stores, Inc.
	11.375% 11/01/16(b)	890,000	865,525
			865,525
Retail-Automobiles – 1.2%
Asbury Automotive Group, Inc.
	8.000% 03/15/14	1,330,000	1,270,150
AutoNation, Inc.
	7.000% 04/15/14	610,000	574,162
	7.360% 04/15/13(c)	365,000	343,100
KAR Holdings, Inc.
	10.000% 05/01/15(b)	1,020,000	912,900
United Auto Group, Inc.
	7.750% 12/15/16	1,450,000	1,384,750
			4,485,062

9

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail-Drug Stores – 0.5%
Rite Aid Corp.
	9.375% 12/15/15(b)	2,065,000	1,879,150
			1,879,150
Retail-Propane Distributors – 0.3%
AmeriGas Partners LP
	7.125% 05/20/16	1,220,000	1,171,200
			1,171,200
Retail-Restaurants – 0.4%
Buffets, Inc.
	12.500% 11/01/14	880,000	677,600
Dave & Buster’s, Inc.
	11.250% 03/15/14	365,000	348,575
Landry’s Restaurants, Inc.
	7.500% 12/15/14	715,000	715,894
			1,742,069
Retail Total			10,143,006
Textiles – 0.3%
Textile-Products – 0.3%
INVISTA
	9.250% 05/01/12(b)	1,085,000	1,128,400
			1,128,400
Textiles Total			1,128,400
CONSUMER CYCLICAL TOTAL			59,860,363
CONSUMER NON-CYCLICAL – 12.6%
Agriculture – 0.3%
Tobacco – 0.3%
Reynolds American, Inc.
	7.625% 06/01/16	1,240,000	1,298,636
Agriculture Total			1,298,636
Beverages – 0.2%
Beverages-Non-Alcoholic – 0.1%
Cott Beverages, Inc.
	8.000% 12/15/11	295,000	292,050
			292,050

10

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Beverages – (continued)
Beverages-Wine/Spirits – 0.1%
Constellation Brands, Inc.
	8.125% 01/15/12	320,000	320,800
			320,800
Beverages Total			612,850
Biotechnology – 0.4%
Medical-Biomedical/Gene – 0.4%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	1,485,000	1,492,425
			1,492,425
Biotechnology Total			1,492,425
Commercial Services – 3.5%
Commercial Services – 0.3%
Iron Mountain, Inc.
	7.750% 01/15/15	1,265,000	1,230,212
			1,230,212
Commercial Services-Finance – 0.3%
ACE Cash Express, Inc.
	10.250% 10/01/14(b)	1,025,000	1,019,875
			1,019,875
Funeral Services & Related Items – 0.2%
Service Corp. International
	6.750% 04/01/16	835,000	786,988
	7.375% 10/01/14	135,000	135,675
			922,663
Printing-Commercial – 0.3%
Quebecor World Capital Corp.
	8.750% 03/15/16(b)	1,125,000	1,012,500
Quebecor World, Inc.
	9.750% 01/15/15(b)	350,000	329,000
			1,341,500
Private Corrections – 0.8%
Corrections Corp. of America
	6.250% 03/15/13	1,345,000	1,304,650
GEO Group, Inc.
	8.250% 07/15/13	1,700,000	1,697,875
			3,002,525
Rental Auto/Equipment – 1.6%
Ashtead Capital, Inc.
	9.000% 08/15/16(b)	615,000	608,850

11

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Rental Auto/Equipment – (continued)
Ashtead Holdings PLC
	8.625% 08/01/15(b)	1,390,000	1,362,200
Hertz Corp.
	8.875% 01/01/14	1,185,000	1,226,475
Rental Service Corp.
	9.500% 12/01/14	1,830,000	1,791,112
United Rentals North America, Inc.
	6.500% 02/15/12	360,000	361,800
	7.750% 11/15/13	685,000	705,550
			6,055,987
Commercial Services Total			13,572,762
Cosmetics/Personal Care – 0.7%
Cosmetics & Toiletries – 0.7%
DEL Laboratories, Inc.
	8.000% 02/01/12	1,180,000	1,067,900
Elizabeth Arden, Inc.
	7.750% 01/15/14	1,505,000	1,459,850
			2,527,750
Cosmetics/Personal Care Total			2,527,750
Food – 1.6%
Food-Dairy Products – 0.3%
Dean Foods Co.
	7.000% 06/01/16	1,165,000	1,071,800
			1,071,800
Food-Meat Products – 0.3%
Smithfield Foods, Inc.
	7.750% 07/01/17	1,240,000	1,246,200
			1,246,200
Food-Miscellaneous/Diversified – 1.0%
Dole Food Co., Inc.
	8.625% 05/01/09	1,100,000	1,072,500
Pinnacle Foods Finance LLC
	9.250% 04/01/15(b)	1,375,000	1,268,438
Reddy Ice Holdings, Inc.
	(d) 11/01/12 (10.500% 11/01/08)	1,420,000	1,366,750
			3,707,688
Food Total			6,025,688

12

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Products – 0.1%
Optical Supplies – 0.1%
Advanced Medical Optics, Inc.
	7.500% 05/01/17	600,000	547,500
			547,500
Healthcare Products Total			547,500
Healthcare Services – 2.5%
Dialysis Centers – 0.4%
DaVita, Inc.
	7.250% 03/15/15	1,520,000	1,489,600
			1,489,600
Medical-Hospitals – 1.9%
Community Health Systems, Inc.
	8.875% 07/15/15(b)	1,445,000	1,443,194
HCA, Inc.
	9.250% 11/15/16(b)	1,555,000	1,597,762
	PIK,
	9.625% 11/15/16(b)	1,945,000	2,010,644
Tenet Healthcare Corp.
	9.875% 07/01/14	2,440,000	2,159,400
			7,211,000
Physician Practice Management – 0.2%
U.S. Oncology Holdings, Inc.
	PIK,
	9.797% 03/15/12(b)	1,020,000	943,500
			943,500
Healthcare Services Total			9,644,100
Household Products/Wares – 1.4%
Consumer Products-Miscellaneous – 1.4%
American Greetings Corp.
	7.375% 06/01/16	1,280,000	1,209,600
Amscan Holdings, Inc.
	8.750% 05/01/14	1,535,000	1,404,525
Jarden Corp.
	7.500% 05/01/17	1,575,000	1,472,625
Jostens IH Corp.
	7.625% 10/01/12	1,360,000	1,363,400
			5,450,150
Household Products/Wares Total			5,450,150

13

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – 1.9%
Medical-Drugs – 1.0%
Elan Finance PLC
	8.875% 12/01/13	2,295,000	2,249,100
Warner Chilcott Corp.
	8.750% 02/01/15	1,608,000	1,603,980
			3,853,080
Medical-Generic Drugs – 0.4%
Mylan Laboratories, Inc.
	6.375% 08/15/15	1,390,000	1,390,000
			1,390,000
Pharmacy Services – 0.2%
Omnicare, Inc.
	6.750% 12/15/13	895,000	832,350
			832,350
Vitamins & Nutrition Products – 0.3%
NBTY, Inc.
	7.125% 10/01/15	1,260,000	1,222,200
			1,222,200
Pharmaceuticals Total			7,297,630
CONSUMER NON-CYCLICAL TOTAL			48,469,491
ENERGY – 7.2%
Coal – 1.0%
Coal – 1.0%
Arch Western Finance LLC
	6.750% 07/01/13	1,545,000	1,461,956
Massey Energy Co.
	6.875% 12/15/13	1,650,000	1,489,125
Peabody Energy Corp.
	7.375% 11/01/16	735,000	740,513
			3,691,594
Coal Total			3,691,594
Energy-Alternate Sources – 0.3%
Energy-Alternate Sources – 0.3%
VeraSun Energy Corp.
	9.375% 06/01/17(b)	1,285,000	1,191,837
			1,191,837
Energy-Alternate Sources Total			1,191,837

14

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – 3.9%
Oil & Gas Drilling – 0.3%
Pride International, Inc.
	7.375% 07/15/14	960,000	969,600
			969,600
Oil Companies-Exploration & Production – 3.0%
Chesapeake Energy Corp.
	6.375% 06/15/15	610,000	583,313
	7.500% 06/15/14	1,145,000	1,159,313
Cimarex Energy Co.
	7.125% 05/01/17	1,040,000	1,014,000
Compton Petroleum Corp.
	7.625% 12/01/13	1,360,000	1,292,000
Energy XXI Gulf Coast, Inc.
	10.000% 06/15/13(b)	1,295,000	1,204,350
Forest Oil Corp.
	8.000% 12/15/11	1,080,000	1,101,600
Newfield Exploration Co.
	6.625% 04/15/16	1,120,000	1,069,600
OPTI Canada, Inc.
	8.250% 12/15/14(b)	1,300,000	1,316,250
PetroHawk Energy Corp.
	9.125% 07/15/13	1,535,000	1,600,237
Quicksilver Resources, Inc.
	7.125% 04/01/16	1,260,000	1,203,300
			11,543,963
Oil Refining & Marketing – 0.6%
Petroplus Finance Ltd.
	6.750% 05/01/14(b)	240,000	223,200
	7.000% 05/01/17(b)	240,000	220,800
Tesoro Corp.
	6.625% 11/01/15	1,095,000	1,079,944
United Refining Co.
	10.500% 08/15/12(b)	775,000	784,687
			2,308,631
Oil & Gas Total			14,822,194
Oil & Gas Services – 0.2%
Seismic Data Collection – 0.2%
Seitel, Inc.
	9.750% 02/15/14(b)	830,000	765,675
			765,675
Oil & Gas Services Total			765,675

15

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – 1.8%
Pipelines – 1.8%
Atlas Pipeline Partners LP
	8.125% 12/15/15	990,000	982,575
Colorado Interstate Gas Co.
	6.800% 11/15/15	430,000	443,735
El Paso Corp.
	6.875% 06/15/14	1,600,000	1,614,394
MarkWest Energy Partners LP
	6.875% 11/01/14	1,070,000	1,000,450
	8.500% 07/15/16	745,000	741,275
Williams Companies, Inc.
	6.375% 10/01/10(b)	645,000	646,613
	7.750% 06/15/31	870,000	902,625
	8.125% 03/15/12	660,000	707,850
			7,039,517
Pipelines Total			7,039,517
ENERGY TOTAL			27,510,817
FINANCIALS – 5.6%
Diversified Financial Services – 3.2%
Finance-Auto Loans – 2.6%
AmeriCredit Corp.
	8.500% 07/01/15(b)	715,000	611,325
Ford Motor Credit Co.
	7.800% 06/01/12	2,580,000	2,376,959
	8.000% 12/15/16	1,385,000	1,278,113
General Motors Acceptance Corp.
	6.875% 09/15/11	3,085,000	2,751,388
	8.000% 11/01/31	3,430,000	3,081,388
			10,099,173
Finance-Investment Banker/Broker – 0.6%
E*Trade Financial Corp.
	8.000% 06/15/11	940,000	897,700
LaBranche & Co., Inc.
	11.000% 05/15/12	1,375,000	1,361,250
			2,258,950
Diversified Financial Services Total			12,358,123

16

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Insurance – 1.2%
Insurance Brokers – 0.5%
HUB International Holdings, Inc.
	10.250% 06/15/15(b)	1,335,000	1,214,850
USI Holdings Corp.
	9.750% 05/15/15(b)	905,000	828,075
			2,042,925
Property/Casualty Insurance – 0.7%
Asurion Corp.
	11.828% 07/02/15 (c)(e)	1,010,000	949,400
Crum & Forster Holdings Corp.
	7.750% 05/01/17	1,650,000	1,559,250
			2,508,650
Insurance Total			4,551,575
Real Estate – 0.4%
Real Estate Management/Services – 0.4%
Realogy Corp.
	10.500% 04/15/14(b)	830,000	699,275
	12.375% 04/15/15(b)	830,000	611,088
			1,310,363
Real Estate Total			1,310,363
Real Estate Investment Trusts (REITs) – 0.8%
REITS-Hotels – 0.5%
Host Marriott LP
	6.750% 06/01/16	1,840,000	1,789,400
			1,789,400
REITS-Regional Malls – 0.3%
Rouse Co. LP/TRC Co-Issuer, Inc.,
	6.750% 05/01/13(b)	1,405,000	1,390,950
			1,390,950
Real Estate Investment Trusts (REITs) Total			3,180,350
FINANCIALS TOTAL			21,400,411
INDUSTRIALS – 11.6%
Aerospace & Defense – 1.0%
Aerospace/Defense-Equipment – 0.7%
DRS Technologies, Inc.
	6.875% 11/01/13	1,455,000	1,425,900
Sequa Corp.
	9.000% 08/01/09	1,130,000	1,169,550
			2,595,450

17

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
Electronics-Military – 0.3%
L-3 Communications Corp.
	6.375% 10/15/15	1,325,000	1,281,937
			1,281,937
Aerospace & Defense Total			3,877,387
Building Materials – 0.2%
Building & Construction Products-Miscellaneous – 0.2%
NTK Holdings, Inc.
	(d) 03/01/14 (10.750% 09/01/09)	1,150,000	718,750
			718,750
Building Materials Total			718,750
Electrical Components & Equipment – 0.7%
Wire & Cable Products – 0.7%
Belden CDT, Inc.
	7.000% 03/15/17(b)	1,585,000	1,537,450
General Cable Corp.
	7.125% 04/01/17	635,000	615,950
	7.735% 04/01/15(c)	635,000	615,950
			2,769,350
Electrical Components & Equipment Total			2,769,350
Electronics – 0.7%
Electronic Components-Miscellaneous – 0.7%
Flextronics International Ltd.
	6.250% 11/15/14	1,720,000	1,582,400
NXP BV/NXP Funding LLC
	9.500% 10/15/15	1,160,000	1,003,400
			2,585,800
Electronics Total			2,585,800
Engineering & Construction – 0.2%
Building & Construction-Miscellaneous – 0.2%
Esco Corp.
	8.625% 12/15/13(b)	825,000	808,500
			808,500
Engineering & Construction Total			808,500
Environmental Control – 1.0%
Non-Hazardous Waste Disposal – 0.6%
Allied Waste North America, Inc.
	7.125% 05/15/16	565,000	562,175

18

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Environmental Control – (continued)
Non-Hazardous Waste Disposal – (continued)
	7.875% 04/15/13	1,720,000	1,745,800
			2,307,975
Recycling – 0.4%
Aleris International, Inc.
	10.000% 12/15/16	445,000	414,963
PIK,
	9.000% 12/15/14	1,155,000	1,100,137
			1,515,100
Environmental Control Total			3,823,075
Hand / Machine Tools – 0.2%
Machinery-Electrical – 0.2%
Baldor Electric Co.
	8.625% 02/15/17	915,000	944,738
			944,738
Hand / Machine Tools Total			944,738
Machinery-Construction & Mining – 0.4%
Machinery-Construction & Mining – 0.4%
Terex Corp.
	7.375% 01/15/14	1,345,000	1,345,000
			1,345,000
Machinery-Construction & Mining Total			1,345,000
Machinery-Diversified – 0.5%
Machinery-General Industry – 0.2%
Manitowoc Co., Inc.
	7.125% 11/01/13	760,000	739,100
			739,100
Machinery-Material Handling – 0.3%
Columbus McKinnon Corp.
	8.875% 11/01/13	1,190,000	1,225,700
			1,225,700
Machinery-Diversified Total			1,964,800
Metal Fabricate/Hardware – 0.0%
Metal Processors & Fabrication – 0.0%
TriMas Corp.
	9.875% 06/15/12	50,000	50,375
			50,375
Metal Fabricate/Hardware Total			50,375

19

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Miscellaneous Manufacturing – 1.7%
Diversified Manufacturing Operators – 1.5%
Bombardier, Inc.
	6.300% 05/01/14(b)	1,981,000	1,891,855
J.B. Poindexter & Co.
	8.750% 03/15/14	945,000	822,150
Koppers Holdings, Inc.
	(d) 11/15/14 (9.875% 11/15/09)	1,400,000	1,169,000
Trinity Industries, Inc.
	6.500% 03/15/14	1,836,000	1,735,020
			5,618,025
Miscellaneous Manufacturing – 0.2%
American Railcar Industries, Inc.
	7.500% 03/01/14	995,000	965,150
			965,150
Miscellaneous Manufacturing Total			6,583,175
Packaging & Containers – 2.5%
Containers-Metal/Glass – 1.6%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	2,130,000	2,151,300
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	2,470,000	2,531,750
Owens-Illinois, Inc.
	7.500% 05/15/10	1,480,000	1,472,600
			6,155,650
Containers-Paper/Plastic – 0.9%
Berry Plastics Holding Corp.
	10.250% 03/01/16	1,240,000	1,190,400
Jefferson Smurfit Corp.
	8.250% 10/01/12	1,495,000	1,461,362
Solo Cup Co.
	8.500% 02/15/14	880,000	762,300
			3,414,062
Packaging & Containers Total			9,569,712
Transportation – 2.5%
Transportation-Marine – 1.1%
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	1,445,000	1,475,706

20

			Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Transportation-Marine – (continued)
Ship Finance International Ltd.
		8.500% 12/15/13	1,155,000	1,172,325
Stena AB
		7.500% 11/01/13	1,695,000	1,678,050
				4,326,081
Transportation-Railroad – 0.5%
TFM SA de CV
		9.375% 05/01/12	1,755,000	1,816,425
				1,816,425
Transportation-Services – 0.7%
CHC Helicopter Corp.
		7.375% 05/01/14	1,720,000	1,599,600
PHI, Inc.
		7.125% 04/15/13	1,085,000	1,017,188
				2,616,788
Transportation-Trucks – 0.2%
QDI LLC
		9.000% 11/15/10	1,060,000	980,500
				980,500
Transportation Total				9,739,794
INDUSTRIALS TOTAL				44,780,456
TECHNOLOGY – 1.9%
Computers – 0.4%
Computer Services – 0.4%
Sungard Data Systems, Inc.
		9.125% 08/15/13	1,585,000	1,636,512
				1,636,512
Computers Total				1,636,512
Semiconductors – 1.2%
Electronic Components-Semiconductors – 1.2%
Advanced Micro Devices, Inc.
		7.750% 11/01/12	815,000	713,125
Freescale Semiconductor, Inc.
		10.125% 12/15/16	2,610,000	2,270,700
	PIK,
		9.125% 12/15/14	1,770,000	1,584,150
				4,567,975
Semiconductors Total				4,567,975

21

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Software – 0.3%
Transactional Software – 0.3%
Open Solutions, Inc.
	9.750% 02/01/15(b)	1,285,000	1,220,750
			1,220,750
Software Total			1,220,750
TECHNOLOGY TOTAL			7,425,237
UTILITIES – 4.3%
Electric – 4.3%
Electric-Generation – 1.7%
AES Corp.
	7.750% 03/01/14	1,975,000	1,955,250
Edison Mission Energy
	7.000% 05/15/17(b)	2,270,000	2,145,150
Intergen NV
	9.000% 06/30/17(b)	2,350,000	2,385,250
			6,485,650
Electric-Integrated – 0.2%
Sierra Pacific Resources
	6.750% 08/15/17	910,000	875,429
			875,429
Independent Power Producer – 2.4%
Dynegy Holdings, Inc.
	7.125% 05/15/18	2,160,000	1,922,400
	7.750% 06/01/19(b)	800,000	740,000
Mirant North America LLC
	7.375% 12/31/13	1,750,000	1,741,250
NRG Energy, Inc.
	7.250% 02/01/14	960,000	950,400
	7.375% 02/01/16	1,025,000	1,012,188
	7.375% 01/15/17	850,000	835,125
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(b)	1,245,000	1,209,206
Reliant Energy, Inc.
	7.875% 06/15/17	840,000	821,100
			9,231,669
Electric Total			16,592,748
UTILITIES TOTAL			16,592,748

	Total Corporate Fixed-Income Bonds & Notes (cost of $342,119,226)		329,907,318

22

		Shares	Value ($)
Common Stocks – 2.1%
CONSUMER DISCRETIONARY – 1.5%
Auto Components – 0.2%
	Hayes Lemmerz International, Inc. (f)	146,688	667,431
Auto Components Total			667,431
Hotels, Restaurants & Leisure – 0.2%
	Town Sports International Holdings, Inc. (f)	37,500	677,250
Hotels, Restaurants & Leisure Total			677,250
Household Durables – 0.1%
	D.R. Horton, Inc.	37,500	566,625
Household Durables Total			566,625
Media – 1.0%
	Cablevision Systems Corp., Class A (f)	23,500	788,425
	Idearc, Inc.	24,000	819,120
	Spanish Broadcasting System (f)	210,000	596,400
	Virgin Media, Inc.	31,385	746,963
	Warner Music Group Corp.	68,000	782,000
Media Total			3,732,908
CONSUMER DISCRETIONARY TOTAL			5,644,214
CONSUMER STAPLES – 0.2%
Food Products – 0.2%
	Reddy Ice Holdings, Inc.	25,000	723,250
Food Products Total			723,250
CONSUMER STAPLES TOTAL			723,250
INDUSTRIALS – 0.0%
Commercial Services & Supplies – 0.0%
	Fairlane Management Corp. (f)(g)(h)	50,004	—
Commercial Services & Supplies Total			—

23

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 0.0%
	Quality Distribution, Inc. (f)	13,439	130,358
Road & Rail Total			130,358
INDUSTRIALS TOTAL			130,358
TELECOMMUNICATION SERVICES – 0.2%
Wireless Telecommunication Services – 0.2%
	Sprint Nextel Corp.	39,922	755,324
Wireless Telecommunication Services Total			755,324
TELECOMMUNICATION SERVICES TOTAL			755,324
UTILITIES – 0.2%
Independent Power Producers & Energy Traders – 0.2%
	Mirant Corp. (f)	18,717	729,402
Independent Power Producers & Energy Traders Total			729,402
UTILITIES TOTAL			729,402

	Total Common Stocks (cost of $8,711,896)		7,982,548

		Par (a)
Municipal Bonds (Taxable) – 1.3%
CALIFORNIA – 1.0%
CA Cabazon Band Mission Indians
	13.000% 10/01/11	3,250,000	3,823,950
CALIFORNIA TOTAL			3,823,950
VIRGINIA – 0.3%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46	1,565,000	1,416,888
VIRGINIA TOTAL			1,416,888

	Total Municipal Bonds (cost of $4,814,844)		5,240,838

24

			Par (a)	Value ($)
Convertible Bonds – 0.2%
COMMUNICATIONS – 0.2%
Telecommunication Services – 0.2%
Telephone-Integrated – 0.2%
Virgin Media Finance PLC
	8.750% 04/15/14	EUR	690,000	939,952
				939,952
Telecommunication Services Total				939,952
COMMUNICATIONS TOTAL				939,952

	Total Convertible Bonds (cost of $975,778)			939,952

			Shares
Preferred Stocks – 0.0%
COMMUNICATIONS – 0.0%

Media – 0.0%
PTV Inc.
	Series A,
	10.000% 01/10/23		18	117
Media Total				117
COMMUNICATIONS TOTAL				117
	Total Preferred Stocks (cost of $—)			117

			Units
Warrants – 0.0%
COMMUNICATIONS – 0.0%
Media – 0.0%
Broadcast Services/Programs – 0.0%
XM Satellite Radio Holdings, Inc.	Expires 03/15/10(b)(e)		2,435	1,583
				1,583
Media Total				1,583

25

			Units	Value ($)
Warrants – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – 0.0%
Telecommunication Services – 0.0%
Jazztel PLC	Expires 07/15/10 (g)(h)	EUR	1,435	—
				—
Telecommunication Services Total				—
COMMUNICATIONS TOTAL				1,583
CONSUMER NON-CYCLICAL – 0.0%
Food – 0.0%
Food-Retail – 0.0%
Pathmark Stores Inc.	Expires 09/19/10 (f)		58,758	1,774
				1,774
Food Total				1,774
CONSUMER NON-CYCLICAL TOTAL				1,774

	Total Warrants (cost of $7,581,496)			3,357

			Par (a)
Short-Term Obligation – 7.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/07, due on 09/04/07, at 5.110%, collateralized by U.S. Government Obligation maturing 03/20/17, market value of $29,340,262 (repurchase proceeds $28,778,330)		28,762,000	28,762,000

	Total Short-Term Obligation (cost of $28,762,000)			28,762,000

26

Total Investments – 97.0% (cost of $392,965,240)(i)(j)	372,836,130

Other Assets & Liabilities, Net – 3.0%	11,376,049

Net Assets – 100.0%	384,212,179

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Credit default swaps are marked to market daily based upon quotations from market makers.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Principal amount is stated in United States dollars unless otherwise noted.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, these securities, which are not illiquid, amounted to $79,141,807, which represents 20.4% of net assets.

27

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2007.
(d)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
(e)	Loan Participation Agreement.
(f)	Non-income producing
(g)	Security has no value.
(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(i)	Cost for federal income tax purposes is $393,649,389.
(j)	Unrealized appreciation and depreciation at August 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$5,574,724	$(26,387,983)	$(20,813,259)

At August  31, 2007, the Fund sold the following credit default  swap contracts:

Swap Counterparty	Referenced Obligation	Buy/Sale Protection	Receive Fixed Rate	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Morgan Stanley	Ford Motor Co., 7.45% 07/16/31	Sale	3.000%	06/20/09	$1,750,000	$(96,626)
Morgan Stanley	SLM Corp. 5.125% 08/27/12	Sale	2.190%	06/20/17	2,500,000	(234,112)
Morgan Stanley	CDX.NA.HY. 8.000% 6/01/12	Sale	2.750%	06/20/12	5,000,000	(627)
Merrill Lynch	CDX.NA.HY. 8.000% 6/01/12	Sale	2.750%	06/20/12	5,000,000	(636)
						(332,001)

At August 31, 2007, the Trust had entered into the following forward foreign currency exchange contracts:

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized (Depreciation)
EUR	$2,854,102	$2,807,747	09/20/07	$(46,355)
EUR	2,345,963	2,335,347	09/20/07	(10,616)
				$(56,971)

Acronym	Name
EUR	Euro
PIK	Payment-In-Kind

28

INVESTMENT PORTFOLIO

August 31, 2007 (Unaudited)	Columbia Strategic Income Fund

			Par ($)*	Value ($)**
Government & Agency Obligations – 51.3%
FOREIGN GOVERNMENT OBLIGATIONS – 31.5%
Aries Vermoegensverwaltungs GmbH
	7.750% 10/25/09(a)	EUR	2,750,000	3,967,960
	7.750% 10/25/09	EUR	2,500,000	3,607,236
Corp. Andina de Fomento
	6.375% 06/18/09	EUR	4,350,000	6,072,175
European Investment Bank
	0.525% 09/21/11(b)	JPY	2,715,000,000	23,442,931
	5.500% 12/07/11	GBP	5,250,000	10,481,190
Federal Republic of Brazil
	6.000% 01/17/17		6,850,000	6,808,900
	7.375% 02/03/15	EUR	4,950,000	7,501,737
	8.750% 02/04/25	BRL	4,500,000	5,611,500
	11.000% 08/17/40		12,400,000	16,411,400
	12.500% 01/05/22	BRL	5,757,000	3,519,634
Federal Republic of Germany
	4.250% 07/04/14	EUR	12,990,000	17,750,652
	5.000% 07/04/12	EUR	6,585,000	9,304,201
	6.000% 06/20/16	EUR	9,500,000	14,589,452
Government of Canada
	4.500% 06/01/15	CAD	19,520,000	18,604,630
	10.000% 06/01/08	CAD	18,530,000	18,246,084
International Bank for Reconstruction & Development
	9.750% 08/02/10		32,400,000	4,456,130
Kingdom of Norway
	5.500% 05/15/09	NOK	100,170,000	17,366,236
	6.000% 05/16/11	NOK	97,330,000	17,358,114
Kingdom of Spain
	5.500% 07/30/17	EUR	15,410,000	22,874,219
Kingdom of Sweden
	5.000% 01/28/09	SEK	112,860,000	16,564,264
	6.750% 05/05/14	SEK	133,600,000	22,159,012
Kreditanst Fur Wie
	0.456% 08/08/11(b)	JPY	1,170,000,000	10,107,763
New South Wales Treasury Corp.
	5.500% 08/01/14	AUD	19,420,000	14,959,838
Philippine Government International Bond
	9.500% 02/02/30		4,300,000	5,428,750
Province of Quebec
	4.500% 12/01/16	CAD	8,710,000	8,047,677

			Par ($)	Value ($)
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
	6.000% 10/01/12	CAD	7,155,000	7,179,189
Republic of Bulgaria
	8.250% 01/15/15		10,445,000	12,222,739
	8.250% 01/15/15(a)		300,000	349,500
Republic of Chile
	7.125% 01/11/12		3,000,000	3,196,500
Republic of Colombia
	8.125% 05/21/24		8,525,000	9,637,512
	9.750% 04/09/11		4,223,954	4,509,071
	11.375% 01/31/08	EUR	3,285,000	4,573,439
Republic of France
	4.000% 04/25/14	EUR	16,330,000	21,952,781
	4.750% 10/25/12	EUR	15,400,000	21,513,176
Republic of Italy
	4.250% 02/01/15	EUR	7,765,000	10,507,629
Republic of Panama
	6.700% 01/26/36		6,900,000	6,831,000
	8.875% 09/30/27		7,270,000	9,032,975
Republic of Peru
	9.875% 02/06/15		6,000,000	7,401,000
Republic of Poland
	5.750% 03/24/10	PLN	36,900,000	13,225,757
Republic of South Africa
	6.500% 06/02/14		3,650,000	3,786,875
	13.000% 08/31/10	ZAR	29,000,000	4,445,414
Republic of Venezuela
	6.313% 12/18/07(b)		95,202	95,202
	7.000% 03/16/15	EUR	3,000,000	3,718,941
Russian Federation
	7.500% 03/31/30		16,377,700	18,212,002
	11.000% 07/24/18		5,752,000	8,009,085
	12.750% 06/24/28		7,430,000	13,101,913
Treasury Corp. of Victoria
	6.250% 10/15/12	AUD	10,070,000	8,112,872
United Kingdom Treasury
	5.000% 09/07/14	GBP	3,510,000	7,023,609
	5.750% 12/07/09	GBP	2,550,000	5,190,284
	8.000% 06/07/21	GBP	2,860,000	7,505,648
	9.000% 07/12/11	GBP	5,350,000	12,172,849

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
United Mexican States
	8.125% 12/30/19	11,020,000	13,416,850
	8.375% 01/14/11	11,520,000	12,579,840
	11.375% 09/15/16	7,590,000	10,626,000
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL		565,371,337
U.S. GOVERNMENT AGENCIES – 2.3%
Federal Farm Credit Bank
	5.000% 08/25/10	8,600,000	8,586,077
Federal Home Loan Bank System
	5.500% 11/09/09	10,000,000	10,010,820
Federal Home Loan Mortgage Corp.
	5.125% 10/15/08(c)	1,280,000	1,284,426
	5.750% 03/15/09(c)	1,010,000	1,022,961
	6.750% 03/15/31(c)	406,000	480,949
Federal National Mortgage Association
	3.250% 08/15/08(c)	8,000,000	7,880,560
	4.375% 07/17/13	3,003,000	2,917,811
	5.000% 09/15/08(c)	10,000,000	10,047,560
	U.S. GOVERNMENT AGENCIES TOTAL		42,231,164
U.S. GOVERNMENT OBLIGATIONS – 17.5%
U.S. Treasury Bonds
	5.375% 02/15/31(c)	12,000,000	12,861,564
	7.500% 11/15/24(c)	18,400,000	24,004,806
	8.875% 02/15/19(c)	21,827,000	29,744,395
	10.375% 11/15/12(c)	52,000,000	52,625,612
	10.625% 08/15/15(c)	29,415,000	41,378,639
	12.500% 08/15/14(c)	52,151,000	60,124,419
U.S. Treasury Notes
	5.000% 02/15/11(c)	47,600,000	48,901,574
	5.125% 06/30/08(c)	10,000,000	10,050,780
	5.125% 05/15/16(c)	23,000,000	23,984,676
U.S. Treasury STRIPS
	(d) 11/15/08(c)	7,000,000	6,657,854
	(d) 05/15/23(c)	4,550,000	2,095,471
	(d) 11/15/13(c)	2,250,000	1,722,049
	U.S. GOVERNMENT OBLIGATIONS TOTAL		314,151,839

	Total Government & Agency Obligations (cost of $933,348,159)		921,754,340

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – 35.7%
BASIC MATERIALS – 3.1%
Chemicals – 1.3%
Agricultural Chemicals – 0.2%
Mosaic Co.
	7.625% 12/01/16(a)		3,055,000	3,131,375
				3,131,375
Chemicals-Diversified – 0.9%
EquiStar Chemicals LP
	10.625% 05/01/11		1,137,000	1,199,535
Huntsman International LLC
	6.875% 11/15/13(a)	EUR	1,165,000	1,587,020
	7.875% 11/15/14		2,190,000	2,288,550
Ineos Group Holdings PLC
	8.500% 02/15/16(a)		1,925,000	1,771,000
Lyondell Chemical Co.
	8.000% 09/15/14		1,455,000	1,582,313
	8.250% 09/15/16		2,210,000	2,475,200
	6.875% 06/15/17		2,000,000	2,165,000
NOVA Chemicals Corp.
	6.500% 01/15/12		2,650,000	2,464,500
				15,533,118
Chemicals-Specialty – 0.2%
Chemtura Corp.
	6.875% 06/01/16		2,560,000	2,336,000
MacDermid, Inc.
	9.500% 04/15/17(a)		1,730,000	1,608,900
				3,944,900
		Chemicals Total		22,609,393
Forest Products & Paper – 0.8%
Paper & Related Products – 0.8%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15		2,640,000	2,072,400
Boise Cascade LLC
	7.125% 10/15/14		1,360,000	1,251,200
Domtar, Inc.
	7.125% 08/15/15		2,385,000	2,218,050
Georgia-Pacific Corp.
	8.000% 01/15/24		2,880,000	2,707,200
Neenah Paper, Inc.
	7.375% 11/15/14		740,000	695,600

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
Paper & Related Products – (continued)
NewPage Corp.
	12.000% 05/01/13	1,305,000	1,363,725
	10.000% 05/01/12	1,335,000	1,381,725
Norske Skog
	8.625% 06/15/11	1,080,000	950,400
	7.375% 03/01/14	1,635,000	1,316,175
			13,956,475
	Forest Products & Paper Total		13,956,475
Iron/Steel – 0.0%
Steel-Specialty – 0.0%
UCAR Finance, Inc.
	10.250% 02/15/12	569,000	594,605
			594,605
		Iron/Steel Total	594,605
Metals & Mining – 1.0%
Diversified Minerals – 0.2%
FMG Finance Ltd.
	10.625% 09/01/16(a)	3,670,000	4,202,150
			4,202,150
Metal-Diversified – 0.3%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	5,325,000	5,671,125
			5,671,125
Mining Services – 0.1%
Noranda Aluminium Holding Corp.
	PIK,
	11.146% 11/15/14(a)	2,025,000	1,842,750
			1,842,750
Non-Ferrous Metals – 0.4%
Codelco, Inc.
	5.500% 10/15/13	6,000,000	6,021,522
			6,021,522
		Metals & Mining Total	17,737,547
	BASIC MATERIALS TOTAL		54,898,020
COMMUNICATIONS – 7.0%
Media – 3.0%
Broadcast Services/Programs – 0.2%
Clear Channel Communications, Inc.
	4.900% 05/15/15	1,700,000	1,258,000
	5.500% 12/15/16	2,745,000	2,058,750
			3,316,750

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Cable TV – 1.2%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	2,165,000	2,056,750
Cablevision Systems Corp.
	8.000% 04/15/12	2,049,000	1,961,918
Charter Communications Holdings I LLC
	9.920% 04/01/14	4,770,000	4,006,800
	11.000% 10/01/15	1,725,000	1,690,500
CSC Holdings, Inc.
	7.625% 04/01/11	3,725,000	3,669,125
	7.625% 07/15/18	1,852,000	1,699,210
DirecTV Holdings LLC
	6.375% 06/15/15	2,785,000	2,603,975
EchoStar DBS Corp.
	6.625% 10/01/14	3,705,000	3,584,587
Insight Midwest LP
	9.750% 10/01/09	579,000	579,000
	9.750% 10/01/09	286,000	286,000
			22,137,865
Multimedia – 0.4%
CanWest MediaWorks LP
	9.250% 08/01/15(a)	2,715,000	2,687,850
Lamar Media Corp.
	6.625% 08/15/15	2,595,000	2,478,225
Quebecor Media, Inc.
	7.750% 03/15/16	2,635,000	2,506,544
			7,672,619
Publishing-Periodicals – 0.8%
Dex Media West LLC
	9.875% 08/15/13	4,197,000	4,427,835
Dex Media, Inc.
	11/15/13(e) (9.000% 11/15/08)	1,775,000	1,637,438
Idearc, Inc.
	8.000% 11/15/16	2,865,000	2,829,187
Penton Media, Inc.
	10.360% 02/01/14(f)	1,000,000	937,500
R.H. Donnelley Corp.
	8.875% 01/15/16	2,030,000	2,080,750

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Publishing-Periodicals – (continued)
Reader’s Digest Association, Inc.
	9.000% 02/15/17(a)	2,290,000	1,969,400
			13,882,110
Radio – 0.1%
CMP Susquehanna Corp.
	9.875% 05/15/14	2,185,000	2,021,125
			2,021,125
Television – 0.3%
Local TV Finance LLC
	PIK,
	9.250% 06/15/15(a)	2,145,000	1,962,675
Univision Communications, Inc.
	PIK,
	9.750% 03/15/15(a)	4,110,000	3,914,775
			5,877,450
		Media Total	54,907,919
Telecommunication Services – 4.0%
Cable TV – 0.1%
Telenet Group Holding NV
	06/15/14(e) (11.500% 12/15/08)(a)	2,292,000	2,177,400
			2,177,400
Cellular Telecommunications – 1.5%
Cricket Communications, Inc.
	9.375% 11/01/14	3,560,000	3,488,800
Digicel Group Ltd.
	PIK,
	9.125% 01/15/15(a)	3,502,000	3,200,128
Dobson Cellular Systems, Inc.
	8.375% 11/01/11	2,470,000	2,612,025
	9.875% 11/01/12	2,550,000	2,741,250
MetroPCS Wireless, Inc.
	9.250% 11/01/14(a)	3,055,000	3,009,175
Nextel Communications, Inc.
	7.375% 08/01/15	75,000	75,500
Orascom Telecom Finance SCA
	7.875% 02/08/14(a)	1,150,000	1,049,375
Rogers Wireless, Inc.
	8.000% 12/15/12	1,480,000	1,560,127
Rural Cellular Corp.
	8.360% 06/01/13(a)(b)	2,100,000	2,142,000

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Cellular Telecommunications – (continued)
	11.106% 11/01/12(b)		1,845,000	1,900,350
US Unwired, Inc.
	10.000% 06/15/12		2,540,000	2,728,534
Wind Acquisition Financial SA
	PIK,
	12.610% 12/21/11(f)		3,225,138	3,200,949
				27,708,213
Satellite Telecommunications – 0.6%
Inmarsat Finance II PLC
	11/15/12(e) (10.375% 11/15/08)		2,855,000	2,705,113
Intelsat Bermuda, Ltd.
	11.250% 06/15/16		3,960,000	4,143,150
Intelsat Intermediate Holdings Co., Ltd.
	02/01/15(e) (9.250% 02/01/10)		1,975,000	1,599,750
PanAmSat Corp.
	9.000% 08/15/14		1,456,000	1,481,480
				9,929,493
Telecommunication Equipment – 0.1%
Lucent Technologies, Inc.
	6.450% 03/15/29		3,080,000	2,587,200
				2,587,200
Telecommunication Services – 0.6%
Embarq Corp.
	7.082% 06/01/16		990,000	1,020,960
Nordic Telephone Co. Holdings ApS
	8.250% 05/01/16(a)	EUR	1,285,000	1,767,996
	8.875% 05/01/16(a)		615,000	636,525
Syniverse Technologies, Inc.
	7.750% 08/15/13		1,570,000	1,452,250
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14		2,585,000	2,675,475
West Corp.
	11.000% 10/15/16		2,680,000	2,720,200
				10,273,406
Telephone-Integrated – 1.1%
Cincinnati Bell, Inc.
	7.000% 02/15/15		2,375,000	2,280,000

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telephone-Integrated – (continued)
Citizens Communications Co.
	7.875% 01/15/27		3,585,000	3,360,937
Qwest Communications International, Inc.
	7.500% 02/15/14		1,485,000	1,459,013
Qwest Corp.
	7.500% 10/01/14		1,340,000	1,373,500
	7.500% 06/15/23		3,585,000	3,522,262
	8.875% 03/15/12		2,775,000	3,003,937
Virgin Media Finance PLC
	8.750% 04/15/14	EUR	435,000	440,438
Windstream Corp.
	8.625% 08/01/16		3,200,000	3,344,000
				18,784,087
	Telecommunication Services Total			71,459,799
	COMMUNICATIONS TOTAL			126,367,718
CONSUMER CYCLICAL – 5.8%
Apparel – 0.5%
Apparel Manufacturers – 0.5%
Broder Brothers Co.
	11.250% 10/15/10		1,630,000	1,401,800
Hanesbrands, Inc.
	8.784% 12/15/14(b)		1,150,000	1,148,562
Levi Strauss & Co.
	9.750% 01/15/15		4,065,000	4,207,275
Phillips-Van Heusen Corp.
	8.125% 05/01/13		1,140,000	1,162,800
	7.250% 02/15/11		1,620,000	1,630,125
				9,550,562
			Apparel Total	9,550,562
Auto Manufacturers – 0.4%
Auto-Cars/Light Trucks – 0.4%
Ford Motor Co.
	7.450% 07/16/31		3,445,000	2,583,750
General Motors Corp.
	8.375% 07/15/33		4,940,000	3,964,350
				6,548,100
		Auto Manufacturers Total		6,548,100

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – 0.6%
Auto/Truck Parts & Equipment-Original – 0.3%
ArvinMeritor, Inc.
	8.125% 09/15/15		1,760,000	1,645,600
Hayes Lemmerz Finance Luxembourg SA
	8.250% 06/15/15(a)	EUR	2,050,000	2,579,675
TRW Automotive, Inc.
	7.000% 03/15/14(a)		1,995,000	1,855,350
				6,080,625
Auto/Truck Parts & Equipment-Replacement – 0.1%
Commercial Vehicle Group, Inc.
	8.000% 07/01/13		2,380,000	2,219,350
				2,219,350
Rubber-Tires – 0.2%
Goodyear Tire & Rubber Co.
	8.625% 12/01/11(a)		560,000	568,736
	9.000% 07/01/15		1,970,000	2,038,950
				2,607,686
	Auto Parts & Equipment Total			10,907,661
Distribution/Wholesale – 0.1%
Distribution/Wholesale – 0.1%
Buhrmann U.S., Inc.
	7.875% 03/01/15		1,315,000	1,209,800
				1,209,800
	Distribution/Wholesale Total			1,209,800
Entertainment – 0.5%
Gambling (Non-Hotel) – 0.1%
Global Cash Access LLC
	8.750% 03/15/12		1,924,000	1,952,860
				1,952,860
Music – 0.3%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(a)		2,355,000	2,237,250
WMG Acquisition Corp.
	7.375% 04/15/14		2,465,000	2,169,200
WMG Holdings Corp.
	12/15/14(e) (9.500% 12/15/09)		2,280,000	1,613,100
				6,019,550

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – (continued)
Resorts/Theme Parks – 0.1%
Six Flags, Inc.
	9.625% 06/01/14	2,435,000	1,984,525
			1,984,525
		Entertainment Total	9,956,935
Home Builders – 0.2%
Building-Residential/Commercial – 0.2%
K. Hovnanian Enterprises, Inc.
	6.375% 12/15/14	1,395,000	1,070,663
	8.875% 04/01/12	1,130,000	904,000
KB Home
	5.875% 01/15/15	1,830,000	1,546,350
			3,521,013
		Home Builders Total	3,521,013
Home Furnishings – 0.2%
Home Furnishings – 0.2%
Sealy Mattress Co.
	8.250% 06/15/14	2,170,000	2,121,175
Simmons Co. Corp.
	10.650% 02/15/12(f)	2,300,000	2,100,666
			4,221,841
		Home Furnishings Total	4,221,841
Leisure Time – 0.3%
Cruise Lines – 0.2%
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	3,090,000	3,038,082
			3,038,082
Recreational Centers – 0.1%
Town Sports International, Inc.
	02/01/14(e) (11.000% 02/01/09)	1,703,000	1,558,245
			1,558,245
		Leisure Time Total	4,596,327
Lodging – 1.9%
Casino Hotels – 1.9%
Buffalo Thunder Development Authority
	9.375% 12/15/14(a)	1,150,000	1,081,000
Circus & Eldorado/Silver Legacy Capital Corp.
	10.125% 03/01/12	1,780,000	1,860,100

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Casino Hotels – (continued)
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(a)	3,360,000	3,410,400
Greektown Holdings LLC
	10.750% 12/01/13(a)	2,195,000	2,195,000
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	5,180,000	3,975,650
Jacobs Entertainment, Inc.
	9.750% 06/15/14	2,165,000	2,159,587
Las Vegas Sands Corp.
	6.375% 02/15/15	4,185,000	3,975,750
MGM Mirage
	7.500% 06/01/16	3,500,000	3,456,250
Mohegan Tribal Gaming Authority
	6.875% 02/15/15	1,605,000	1,540,800
Pinnacle Entertainment, Inc.
	7.500% 06/15/15(a)	3,445,000	3,169,400
	8.250% 03/15/12	520,000	522,600
Snoqualmie Entertainment Authority
	9.063% 02/01/14(a)(b)	375,000	366,094
	9.125% 02/01/15(a)	375,000	366,094
Station Casinos, Inc.
	6.625% 03/15/18	4,950,000	3,984,750
Wimar Opco LLC
	9.625% 12/15/14(a)	2,425,000	1,794,500
Wynn Las Vegas LLC
	6.625% 12/01/14	495,000	478,912
			34,336,887
		Lodging Total	34,336,887
Retail – 1.0%
Retail-Arts & Crafts – 0.1%
Michaels Stores, Inc.
	11.375% 11/01/16(a)	1,730,000	1,682,425
			1,682,425
Retail-Automobiles – 0.4%
Asbury Automotive Group, Inc.
	7.625% 03/15/17(a)	800,000	736,000
	8.000% 03/15/14	2,235,000	2,134,425
AutoNation, Inc.
	7.360% 04/15/13(b)	450,000	423,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail-Automobiles – (continued)
	7.000% 04/15/14	1,195,000	1,124,794
KAR Holdings, Inc.
	10.000% 05/01/15(a)	1,670,000	1,494,650
United Auto Group, Inc.
	7.750% 12/15/16	1,915,000	1,828,825
			7,741,694
Retail-Drug Stores – 0.2%
Rite Aid Corp.
	9.375% 12/15/15(a)	3,295,000	2,998,450
			2,998,450
Retail-Propane Distributors – 0.1%
AmeriGas Partners LP
	7.125% 05/20/16	2,315,000	2,222,400
			2,222,400
Retail-Restaurants – 0.2%
Buffets, Inc.
	12.500% 11/01/14	1,740,000	1,339,800
Dave & Buster’s, Inc.
	11.250% 03/15/14	1,225,000	1,169,875
Landry’s Restaurants, Inc.
	7.500% 12/15/14	1,110,000	1,111,387
			3,621,062
		Retail Total	18,266,031
Textiles – 0.1%
Textile-Products – 0.1%
INVISTA
	9.250% 05/01/12(a)	1,750,000	1,820,000
			1,820,000
		Textiles Total	1,820,000
	CONSUMER CYCLICAL TOTAL		104,935,157
CONSUMER NON-CYCLICAL – 5.0%
Agriculture – 0.1%
Tobacco – 0.1%
Reynolds American, Inc.
	7.625% 06/01/16	2,030,000	2,125,993
			2,125,993
		Agriculture Total	2,125,993

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Beverages – 0.2%
Beverages-Non-Alcoholic – 0.1%
Cott Beverages, Inc.
8.000% 12/15/11	1,760,000	1,742,400
		1,742,400
Beverages-Wine/Spirits – 0.1%
Constellation Brands, Inc.
8.125% 01/15/12	1,525,000	1,528,813
		1,528,813
	Beverages Total	3,271,213
Biotechnology – 0.1%
Medical-Biomedical/Gene – 0.1%
Bio-Rad Laboratories, Inc.
7.500% 08/15/13	2,455,000	2,467,275
		2,467,275
	Biotechnology Total	2,467,275
Commercial Services – 1.5%
Commercial Services – 0.1%
Iron Mountain, Inc.
7.750% 01/15/15	2,270,000	2,207,575
		2,207,575
Commercial Services-Finance – 0.1%
ACE Cash Express, Inc.
10.250% 10/01/14(a)	1,550,000	1,542,250
		1,542,250
Funeral Services & Related Items – 0.1%
Service Corp. International
6.750% 04/01/16	1,390,000	1,310,075
7.375% 10/01/14	290,000	291,450
		1,601,525
Printing-Commercial – 0.2%
Quebecor World Capital Corp.
8.750% 03/15/16(a)	3,705,000	3,334,500
Quebecor World, Inc.
9.750% 01/15/15(a)	1,090,000	1,024,600
		4,359,100
Private Corrections – 0.3%
Corrections Corp. of America
6.250% 03/15/13	2,355,000	2,284,350

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Private Corrections – (continued)
GEO Group, Inc.
	8.250% 07/15/13	2,865,000	2,861,419
			5,145,769
Rental Auto/Equipment – 0.7%
Ashtead Capital, Inc.
	9.000% 08/15/16(a)	740,000	732,600
Ashtead Holdings PLC
	8.625% 08/01/15(a)	2,805,000	2,748,900
Hertz Corp.
	8.875% 01/01/14	2,250,000	2,328,750
Rental Service Corp.
	9.500% 12/01/14	3,380,000	3,308,175
United Rentals North America, Inc.
	6.500% 02/15/12	2,580,000	2,592,900
	7.750% 11/15/13	765,000	787,950
			12,499,275
		Commercial Services Total	27,355,494
Cosmetics/Personal Care – 0.3%
Cosmetics & Toiletries – 0.3%
DEL Laboratories, Inc.
	8.000% 02/01/12	2,450,000	2,217,250
Elizabeth Arden, Inc.
	7.750% 01/15/14	2,590,000	2,512,300
			4,729,550
	Cosmetics/Personal Care Total		4,729,550
Food – 0.6%
Food-Dairy Products – 0.1%
Dean Foods Co.
	7.000% 06/01/16	2,060,000	1,895,200
			1,895,200
Food-Meat Products – 0.1%
Smithfield Foods, Inc.
	7.750% 07/01/17	2,360,000	2,371,800
			2,371,800
Food-Miscellaneous/Diversified – 0.4%
Dole Food Co., Inc.
	8.625% 05/01/09	2,192,000	2,137,200
Pinnacle Foods Finance LLC
	9.250% 04/01/15(a)	2,360,000	2,177,100

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
Food-Miscellaneous/Diversified – (continued)
Reddy Ice Holdings, Inc.
	11/01/12(e) (10.500% 11/01/08)	1,875,000	1,804,687
			6,118,987
		Food Total	10,385,987
Healthcare Products – 0.1%
Optical Supplies – 0.1%
Advanced Medical Optics, Inc.
	7.500% 05/01/17	980,000	894,250
			894,250
		Healthcare Products Total	894,250
Healthcare Services – 0.9%
Dialysis Centers – 0.1%
DaVita, Inc.
	7.250% 03/15/15	2,770,000	2,714,600
			2,714,600
Medical-Hospitals – 0.7%
Community Health Systems, Inc.
	8.875% 07/15/15(a)	2,760,000	2,756,550
HCA, Inc.
	9.250% 11/15/16(a)	2,655,000	2,728,013
	PIK,
	9.625% 11/15/16(a)	3,195,000	3,302,831
Tenet Healthcare Corp.
	9.875% 07/01/14	3,900,000	3,451,500
			12,238,894
Physician Practice Management – 0.1%
U.S. Oncology Holdings, Inc.
	PIK,
	9.797% 03/15/12(a)	1,660,000	1,535,500
			1,535,500
		Healthcare Services Total	16,488,994
Household Products/Wares – 0.5%
Consumer Products-Miscellaneous – 0.5%
American Greetings Corp.
	7.375% 06/01/16	2,365,000	2,234,925
Amscan Holdings, Inc.
	8.750% 05/01/14	2,600,000	2,379,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – (continued)
Consumer Products-Miscellaneous – (continued)
Jarden Corp.
	7.500% 05/01/17	2,565,000	2,398,275
Jostens IH Corp.
	7.625% 10/01/12	2,075,000	2,080,187
			9,092,387
	Household Products/Wares Total		9,092,387
Pharmaceuticals – 0.7%
Medical-Drugs – 0.4%
Elan Finance PLC
	8.875% 12/01/13	4,060,000	3,978,800
Warner Chilcott Corp.
	8.750% 02/01/15	2,415,000	2,408,962
			6,387,762
Medical-Generic Drugs – 0.1%
Mylan Laboratories, Inc.
	6.375% 08/15/15	2,290,000	2,290,000
			2,290,000
Pharmacy Services – 0.1%
Omnicare, Inc.
	6.750% 12/15/13	1,960,000	1,822,800
			1,822,800
Vitamins & Nutrition Products – 0.1%
NBTY, Inc.
	7.125% 10/01/15	1,520,000	1,474,400
			1,474,400
		Pharmaceuticals Total	11,974,962
	CONSUMER NON-CYCLICAL TOTAL		88,786,105
ENERGY – 4.0%
Coal – 0.3%
Coal – 0.3%
Arch Western Finance LLC
	6.750% 07/01/13	2,525,000	2,389,281
Massey Energy Co.
	6.875% 12/15/13	2,775,000	2,504,438
Peabody Energy Corp.
	7.375% 11/01/16	1,060,000	1,067,950
			5,961,669
		Coal Total	5,961,669

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Energy-Alternate Sources – 0.1%
Energy-Alternate Sources – 0.1%
VeraSun Energy Corp.
	9.375% 06/01/17(a)	2,045,000	1,896,738
			1,896,738
	Energy-Alternate Sources Total		1,896,738
Oil & Gas – 2.4%
Oil & Gas Drilling – 0.1%
Pride International, Inc.
	7.375% 07/15/14	1,530,000	1,545,300
			1,545,300
Oil Companies-Exploration & Production – 1.6%
Chesapeake Energy Corp.
	7.500% 06/15/14	2,195,000	2,222,438
	6.375% 06/15/15	1,545,000	1,477,406
Cimarex Energy Co.
	7.125% 05/01/17	1,620,000	1,579,500
Compton Petroleum Corp.
	7.625% 12/01/13	2,060,000	1,957,000
Energy XXI Gulf Coast, Inc.
	10.000% 06/15/13(a)	2,050,000	1,906,500
Forest Oil Corp.
	8.000% 12/15/11	1,300,000	1,326,000
Newfield Exploration Co.
	6.625% 04/15/16	1,575,000	1,504,125
OPTI Canada, Inc.
	8.250% 12/15/14(a)	2,335,000	2,364,187
PEMEX Finance Ltd.
	9.150% 11/15/18	2,485,000	3,037,912
	10.610% 08/15/17	1,650,000	2,136,750
PetroHawk Energy Corp.
	9.125% 07/15/13	2,590,000	2,700,075
Quicksilver Resources, Inc.
	7.125% 04/01/16	1,940,000	1,852,700
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(a)	4,200,000	4,264,260
XTO Energy, Inc.
	7.500% 04/15/12	340,000	370,493
			28,699,346

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Company-Integrated – 0.2%
Tyumen Oil Co.
11.000% 11/06/07	2,610,000	2,622,946
		2,622,946
Oil Refining & Marketing – 0.2%
Petroplus Finance Ltd.
6.750% 05/01/14(a)	380,000	353,400
7.000% 05/01/17(a)	380,000	349,600
Tesoro Corp.
6.625% 11/01/15	2,050,000	2,021,812
United Refining Co.
10.500% 08/15/12(a)	1,225,000	1,240,313
		3,965,125
Oil-Field Services – 0.3%
Gazprom International SA
7.201% 02/01/20	5,270,739	5,348,482
		5,348,482
	Oil & Gas Total	42,181,199
Oil & Gas Services – 0.1%
Seismic Data Collection – 0.1%
Seitel, Inc.
9.750% 02/15/14(a)	1,125,000	1,037,813
		1,037,813
	Oil & Gas Services Total	1,037,813
Oil, Gas & Consumable Fuels – 0.2%
Oil Company-Integrated – 0.2%
Petrobras International Finance Co.
6.125% 10/06/16	4,450,000	4,366,562
		4,366,562
Oil, Gas & Consumable Fuels Total		4,366,562
Pipelines – 0.9%
Pipelines – 0.9%
Atlas Pipeline Partners LP
8.125% 12/15/15	1,700,000	1,687,250
Colorado Interstate Gas Co.
6.800% 11/15/15	790,000	815,235
El Paso Corp.
6.875% 06/15/14	2,400,000	2,421,590
MarkWest Energy Partners LP
6.875% 11/01/14	1,885,000	1,762,475

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Pipelines – (continued)
8.500% 07/15/16	1,110,000	1,104,450
Williams Companies, Inc.
6.375% 10/01/10(a)	5,785,000	5,799,462
7.750% 06/15/31	1,460,000	1,514,750
8.125% 03/15/12	1,125,000	1,206,563
		16,311,775
	Pipelines Total	16,311,775
	ENERGY TOTAL	71,755,756
FINANCIALS – 3.9%
Banks – 0.1%
Commercial Banks-Southern US – 0.0%
First Union National Bank
5.800% 12/01/08	382,000	385,845
		385,845
Super-Regional Banks-US – 0.1%
Bank One Corp.
6.000% 08/01/08	623,000	625,079
		625,079
	Banks Total	1,010,924
Commercial Banks – 0.6%
Commercial Banks-Eastern US – 0.1%
Rabobank Nederland NV/NY
8.050% 08/18/16(b)	2,000,000	2,000,000
		2,000,000
Special Purpose Banks – 0.5%
Kreditanstalt fuer Wiederaufbau
4.000% 04/06/16(b)	5,033,000	4,789,398
7.150% 09/26/13(b)	4,000,000	3,988,368
		8,777,766
	Commercial Banks Total	10,777,766
Diversified Financial Services – 2.3%
Finance-Auto Loans – 0.9%
AmeriCredit Corp.
8.500% 07/01/15(a)	1,460,000	1,248,300
Ford Motor Credit Co.
8.000% 12/15/16	2,465,000	2,274,764
7.800% 06/01/12	4,095,000	3,772,732

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Finance-Auto Loans – (continued)
General Motors Acceptance Corp.
	8.000% 11/01/31	6,305,000	5,664,185
	6.875% 09/15/11	4,505,000	4,017,829
			16,977,810
Finance-Consumer Loans – 0.3%
SLM Corp.
	6.500% 06/15/10	7,865,000	4,983,090
			4,983,090
Finance-Investment Banker/Broker – 0.2%
E*Trade Financial Corp.
	8.000% 06/15/11	1,395,000	1,332,225
LaBranche & Co., Inc.
	11.000% 05/15/12	2,165,000	2,143,350
			3,475,575
Special Purpose Entity – 0.9%
Dow Jones CDX North America High Yield
	7.625% 06/29/12(a)	8,000,000	7,520,000
Prudential Funding LLC
	6.600% 05/15/08(a)	388,000	389,535
Transneft
	5.670% 03/05/14(a)	8,870,000	8,648,436
			16,557,971
	Diversified Financial Services Total		41,994,446
Insurance – 0.5%
Insurance Brokers – 0.2%
HUB International Holdings, Inc.
	10.250% 06/15/15(a)	2,205,000	2,006,550
USI Holdings Corp.
	9.750% 05/15/15(a)	1,485,000	1,358,775
			3,365,325
Property/Casualty Insurance – 0.3%
Asurion Corp.
	11.828% 07/02/15	1,585,000	1,489,900
Crum & Forster Holdings Corp.
	7.750% 05/01/17	3,665,000	3,463,425
			4,953,325
		Insurance Total	8,318,650

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate – 0.1%
Real Estate Management/Services – 0.1%
Realogy Corp.
10.500% 04/15/14(a)	1,095,000	922,537
12.375% 04/15/15(a)	1,095,000	806,194
		1,728,731
	Real Estate Total	1,728,731
Real Estate Investment Trusts (REITs) – 0.3%
REITS-Hotels – 0.2%
Host Marriott LP
6.750% 06/01/16	3,155,000	3,068,237
		3,068,237
REITS-Regional Malls – 0.1%
Rouse Co. LP/TRC Co-Issuer, Inc.,
6.750% 05/01/13(a)	2,275,000	2,252,250
		2,252,250
Real Estate Investment Trusts (REITs) Total		5,320,487
FINANCIALS TOTAL		69,151,004
INDUSTRIALS – 4.5%
Aerospace & Defense – 0.3%
Aerospace/Defense-Equipment – 0.2%
DRS Technologies, Inc.
6.875% 11/01/13	2,335,000	2,288,300
Sequa Corp.
9.000% 08/01/09	1,970,000	2,038,950
		4,327,250
Electronics-Military – 0.1%
L-3 Communications Corp.
6.375% 10/15/15	2,365,000	2,288,137
		2,288,137
Aerospace & Defense Total		6,615,387
Building Materials – 0.1%
Building & Construction Products-Miscellaneous – 0.1%
NTK Holdings, Inc.
03/01/14(e) (10.750% 09/01/09)	1,915,000	1,196,875
		1,196,875
	Building Materials Total	1,196,875

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Electrical Components & Equipment – 0.2%
Wire & Cable Products – 0.2%
Belden CDT, Inc.
7.000% 03/15/17(a)	2,580,000	2,502,600
General Cable Corp.
7.735% 04/01/15(b)	860,000	834,200
7.125% 04/01/17	860,000	834,200
		4,171,000
Electrical Components & Equipment Total		4,171,000
Electronics – 0.2%
Electronic Components-Miscellaneous – 0.2%
Flextronics International Ltd.
6.250% 11/15/14	2,810,000	2,585,200
NXP BV/NXP Funding LLC
9.500% 10/15/15	2,025,000	1,751,625
		4,336,825
	Electronics Total	4,336,825
Engineering & Construction – 0.1%
Building & Construction-Miscellaneous – 0.1%
Esco Corp.
8.625% 12/15/13(a)	1,225,000	1,200,500
		1,200,500
Engineering & Construction Total		1,200,500
Environmental Control – 0.6%
Non-Hazardous Waste Disposal – 0.4%
Allied Waste North America, Inc.
7.125% 05/15/16	3,135,000	3,119,325
7.875% 04/15/13	4,255,000	4,318,825
		7,438,150
Recycling – 0.2%
Aleris International, Inc.
10.000% 12/15/16	1,430,000	1,333,475
PIK,
9.000% 12/15/14	1,525,000	1,452,562
		2,786,037
Environmental Control Total		10,224,187
Hand / Machine Tools – 0.1%
Machinery-Electrical – 0.1%
Baldor Electric Co.
8.625% 02/15/17	1,415,000	1,460,988
		1,460,988
Hand / Machine Tools Total		1,460,988

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery-Construction & Mining – 0.1%
Machinery-Construction & Mining – 0.1%
Terex Corp.
7.375% 01/15/14	2,435,000	2,435,000
		2,435,000
Machinery-Construction & Mining Total		2,435,000
Machinery-Diversified – 0.2%
Machinery-General Industry – 0.1%
Manitowoc Co., Inc.
7.125% 11/01/13	1,425,000	1,385,813
		1,385,813
Machinery-Material Handling – 0.1%
Columbus McKinnon Corp.
8.875% 11/01/13	1,760,000	1,812,800
		1,812,800
Machinery-Diversified Total		3,198,613
Metal Fabricate/Hardware – 0.1%
Metal Processors & Fabrication – 0.1%
TriMas Corp.
9.875% 06/15/12	941,000	948,058
		948,058
Metal Fabricate/Hardware Total		948,058
Miscellaneous Manufacturing – 0.6%
Diversified Manufacturing Operators – 0.5%
Bombardier, Inc.
6.300% 05/01/14(a)	3,915,000	3,738,825
J.B. Poindexter & Co.
8.750% 03/15/14	1,585,000	1,378,950
Koppers Holdings, Inc.
11/15/14(e) (9.875% 11/15/09)	2,375,000	1,983,125
Trinity Industries, Inc.
6.500% 03/15/14	3,290,000	3,109,050
		10,209,950
Miscellaneous Manufacturing – 0.1%
American Railcar Industries, Inc.
7.500% 03/01/14	1,820,000	1,765,400
		1,765,400
Miscellaneous Manufacturing Total		11,975,350

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – 0.9%
Containers-Metal/Glass – 0.6%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	3,335,000	3,368,350
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14	660,000	636,900
	8.250% 05/15/13	3,940,000	4,038,500
Owens-Illinois, Inc.
	7.500% 05/15/10	2,180,000	2,169,100
			10,212,850
Containers-Paper/Plastic – 0.3%
Berry Plastics Holding Corp.
	10.250% 03/01/16	2,090,000	2,006,400
Jefferson Smurfit Corp.
	8.250% 10/01/12	2,405,000	2,350,887
Solo Cup Co.
	8.500% 02/15/14	1,340,000	1,160,775
			5,518,062
	Packaging & Containers Total		15,730,912
Transportation – 1.0%
Transportation-Marine – 0.5%
Navios Maritime Hldgs, Inc.
	9.500% 12/15/14	2,340,000	2,389,725
Ship Finance International Ltd.
	8.500% 12/15/13	2,400,000	2,436,000
Stena AB
	7.000% 12/01/16	1,000,000	987,500
	7.500% 11/01/13	3,070,000	3,039,300
			8,852,525
Transportation-Railroad – 0.2%
TFM SA de CV
	9.375% 05/01/12	2,525,000	2,613,375
			2,613,375
Transportation-Services – 0.2%
CHC Helicopter Corp.
	7.375% 05/01/14	2,785,000	2,590,050
PHI, Inc.
	7.125% 04/15/13	1,910,000	1,790,625
			4,380,675

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Transportation-Trucks – 0.1%
QDI LLC
	9.000% 11/15/10	1,700,000	1,572,500
			1,572,500
		Transportation Total	17,419,075
		INDUSTRIALS TOTAL	80,912,770
TECHNOLOGY – 0.7%
Computers – 0.2%
Computer Services – 0.2%
Sungard Data Systems, Inc.
	9.125% 08/15/13	2,975,000	3,071,687
			3,071,687
		Computers Total	3,071,687
Semiconductors – 0.4%
Electronic Components-Semiconductors – 0.4%
Advanced Micro Devices, Inc.
	7.750% 11/01/12	1,435,000	1,255,625
Freescale Semiconductor, Inc.
	10.125% 12/15/16	4,175,000	3,632,250
	PIK,
	9.125% 12/15/14	3,080,000	2,756,600
			7,644,475
		Semiconductors Total	7,644,475
Software – 0.1%
Transactional Software – 0.1%
Open Solutions, Inc.
	9.750% 02/01/15(a)	2,460,000	2,337,000
			2,337,000
		Software Total	2,337,000
		TECHNOLOGY TOTAL	13,053,162
UTILITIES – 1.7%
Electric – 1.7%
Electric-Generation – 0.7%
AES Corp.
	7.750% 03/01/14	3,675,000	3,638,250
Edison Mission Energy
	7.000% 05/15/17(a)	4,170,000	3,940,650

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Electric-Generation – (continued)
Intergen NV
	9.000% 06/30/17(a)	4,130,000	4,191,950
			11,770,850
Electric-Integrated – 0.2%
CMS Energy Corp.
	6.875% 12/15/15	1,460,000	1,450,725
	8.500% 04/15/11	655,000	697,284
Mirant Mid Atlantic LLC
	8.625% 06/30/12	490,344	511,184
Sierra Pacific Resources
	6.750% 08/15/17	1,930,000	1,856,679
			4,515,872
Independent Power Producer – 0.8%
Dynegy Holdings, Inc.
	7.125% 05/15/18	3,470,000	3,088,300
	7.750% 06/01/19(a)	1,660,000	1,535,500
Mirant North America LLC
	7.375% 12/31/13	2,830,000	2,815,850
NRG Energy, Inc.
	7.250% 02/01/14	1,460,000	1,445,400
	7.375% 02/01/16	1,425,000	1,407,188
	7.375% 01/15/17	1,555,000	1,527,787
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(a)	1,685,000	1,636,556
Reliant Energy, Inc.
	7.875% 06/15/17	1,265,000	1,236,538
			14,693,119
		Electric Total	30,979,841
		UTILITIES TOTAL	30,979,841

	Total Corporate Fixed-Income Bonds & Notes (cost of $630,205,798)		640,839,533
Mortgage-Backed Securities – 5.5%
Federal Home Loan Mortgage Corp.
	7.500% 03/01/16	1,373	1,401
	8.000% 06/01/09	146	148
	8.000% 08/01/09	1,107	1,127
	8.000% 05/01/10	1,909	1,955
	8.000% 05/01/16	4,326	4,383
	8.500% 12/01/07	296	297

	Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
8.500% 01/01/08	81	82
8.500% 04/01/08	49	50
8.500% 10/01/08	148	149
8.500% 05/01/09	1,156	1,170
8.500% 01/01/10	932	964
8.500% 07/01/10	276	278
9.000% 06/01/08	671	679
9.000% 07/01/09	1,266	1,310
9.000% 12/01/18	2,678	2,795
9.000% 01/01/22	23,008	24,759
9.250% 08/01/08	1,092	1,108
9.250% 10/01/14	643	665
9.250% 05/01/16	51,192	55,125
9.500% 11/01/08	1,783	1,815
9.500% 02/01/10	2,754	2,805
9.500% 08/01/16	753	813
9.750% 12/01/08	1,067	1,091
9.750% 09/01/16	1,940	2,101
10.000% 07/01/09	8,460	8,859
10.000% 11/01/16	25,386	25,526
10.000% 10/01/19	8,083	8,587
10.000% 11/01/19	5,189	5,807
10.500% 01/01/20	13,474	15,216
10.750% 05/01/10	26,961	29,072
10.750% 07/01/11	15,902	17,136
10.750% 08/01/11	5,173	5,451
10.750% 09/01/13	3,244	3,419
11.250% 10/01/10	11,252	11,882
11.250% 08/01/13	2,514	2,660
11.250% 09/01/15	6,674	7,441
Federal National Mortgage Association
6.000% 02/01/37	15,760,690	15,747,307
6.500% 12/01/31	24,689	25,248
6.500% 05/01/32	33,593	34,319
6.500% 01/01/33	18,396	18,793
6.500% 05/01/33	85,067	86,992
6.500% 11/01/36	37,571,965	38,142,289
7.500% 11/01/11	6,434	6,541
8.000% 07/01/08	272	274
8.000% 12/01/08	371	372
8.000% 04/01/09	2,032	2,038

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	8.000% 07/01/09	1,133	1,144
	8.500% 12/01/08	160	160
	8.500% 06/01/09	1,288	1,305
	8.500% 03/01/10	566	572
	8.500% 10/01/10	1,402	1,408
	8.500% 05/01/11	2,249	2,257
	8.500% 02/01/15	422	429
	8.500% 05/01/15	1,782	1,839
	8.500% 06/01/15	3,747	3,849
	8.500% 09/01/21	7,860	8,082
	9.000% 11/01/08	535	544
	9.000% 05/01/09	2,232	2,267
	9.000% 08/01/09	2,681	2,714
	9.000% 10/01/09	3,480	3,539
	9.000% 04/01/10	672	675
	9.000% 10/01/11	3,762	3,778
	9.000% 05/01/12	6,166	6,423
	9.000% 09/01/13	1,241	1,246
	9.000% 07/01/14	758	762
	9.000% 04/01/16	14,247	14,754
	9.000% 12/01/16	1,144	1,176
	9.000% 05/01/17	15,246	16,137
	9.000% 08/01/21	40,607	41,947
	10.000% 11/01/13	30,497	33,288
	10.000% 04/01/14	95,868	106,527
	10.000% 03/01/16	3,041	3,213
	10.500% 03/01/14	250	261
	10.500% 07/01/14	21,412	22,548
	10.500% 01/01/16	2,846	2,997
	10.500% 03/01/16	125,851	141,127
	TBA:
	5.500% 12/01/37(g)	5,808,000	5,671,872
	6.500% 12/01/37(g)	20,000,000	20,300,000
Freddie Mac Gold Pool
	5.000% 05/01/21	17,614,840	17,206,565
Government National Mortgage Association
	9.000% 08/15/08	830	845
	9.000% 09/15/08	2,254	2,295
	9.000% 10/15/08	3,506	3,571
	9.000% 12/15/08	1,045	1,064
	9.000% 03/15/09	6,336	6,522
	9.000% 05/15/09	22,975	23,680

	Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
9.000% 06/15/09	26,292	27,067
9.000% 05/15/16	24,418	26,176
9.000% 06/15/16	24,493	26,255
9.000% 07/15/16	115,590	123,910
9.000% 08/15/16	47,169	50,565
9.000% 09/15/16	106,896	114,359
9.000% 10/15/16	13,402	14,367
9.000% 11/15/16	47,078	50,466
9.000% 12/15/16	34,821	37,328
9.000% 01/15/17	2,462	2,640
9.000% 02/15/17	6,066	6,504
9.000% 04/15/17	24,767	26,557
9.000% 07/15/17	28,844	30,929
9.000% 10/15/17	8,832	9,471
9.000% 12/15/17	12,562	13,447
9.500% 06/15/09	3,698	3,840
9.500% 07/15/09	37,250	38,672
9.500% 08/15/09	19,032	19,761
9.500% 09/15/09	23,895	24,808
9.500% 10/15/09	43,978	45,646
9.500% 11/15/09	24,826	25,774
9.500% 10/15/16	7,213	7,808
9.500% 08/15/17	7,574	8,223
9.500% 09/15/17	2,048	2,223
10.000% 11/15/09	17,371	18,227
10.000% 01/15/10	578	618
10.000% 12/15/10	487	521
10.000% 09/15/17	24,505	27,556
10.000% 11/15/17	3,588	4,035
10.000% 02/15/18	13,324	14,987
10.000% 08/15/18	279	314
10.000% 09/15/18	3,345	3,763
10.000% 11/15/18	9,452	10,632
10.000% 03/15/19	10,874	12,270
10.000% 06/15/19	2,962	3,342
10.000% 08/15/19	1,590	1,794
10.000% 11/15/20	1,602	1,810
10.000% 09/15/21	35	40
10.500% 12/15/10	340	363
10.500% 10/15/15	5,571	6,249
10.500% 12/15/15	727	815

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	10.500% 01/15/16	3,279	3,699
	10.500% 11/15/16	5,792	6,303
	10.500% 10/15/17	8,778	9,930
	10.500% 12/15/17	3,085	3,489
	10.500% 01/15/18	5,225	5,924
	10.500% 07/15/18	1,019	1,156
	10.500% 12/15/18	1,008	1,142
	10.500% 05/15/19	87	99
	10.500% 06/15/19	1,757	1,999
	10.500% 07/15/19	804	914
	10.500% 08/15/19	744	847
	11.000% 09/15/15	51,117	57,479
	11.000% 10/15/15	111,040	124,862
	11.750% 08/15/13	6,773	7,621
	12.000% 05/15/14	296	339

	Total Mortgage-Backed Securities (cost of $99,258,579)		99,025,616
Asset-Backed Securities – 1.4%
Advanta Business Card Master Trust 2005
	Class A5,
	5.598% 04/20/12(b)	7,000,000	6,978,419
Chase Credit Card Master Trust
	5.721% 02/15/11(b)	8,000,000	7,990,733
Equity One ABS, Inc.
	4.205% 04/25/34	5,050,000	4,659,380
First Plus Home Loan Trust
	7.720% 05/10/24	4,742	4,659
Ford Credit Auto Owner Trust
	3.540% 11/15/08	1,571,339	1,564,291
GMAC Mortgage Corp.
	4.865% 09/25/34(b)	4,130,000	4,002,647
Honda Auto Receivables Owner Trust
	3.060% 10/21/09	869,413	866,331

	Total Asset-Backed Securities (cost of $26,611,632)		26,066,460
Municipal Bonds – 0.3%
CALIFORNIA – 0.2%
CA Cabazon Band Mission Indians
	13.000% 10/01/11(h)	2,820,000	3,318,012
		CALIFORNIA TOTAL	3,318,012

			Par ($)	Value ($)
Municipal Bonds – (continued)
VIRGINIA – 0.1%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46		2,475,000	2,240,766
		VIRGINIA TOTAL		2,240,766

	Total Municipal Bonds (cost of $5,294,753)			5,558,778
Convertible Bond – 0.2%
COMMUNICATIONS – 0.2%
Telecommunication Services – 0.2%
Telephone-Integrated – 0.2%
Virgin Media Finance PLC
	8.750% 04/15/14	EUR	2,595,000	3,535,037
	Telecommunication Services Total			3,535,037
	COMMUNICATIONS TOTAL			3,535,037

	Total Convertible Bond (cost of $3,617,911)			3,535,037
Collateralized Mortgage Obligations – 0.0%
AGENCY – 0.0%
Federal Home Loan Mortgage Corp.
	I.O.:
	5.500% 05/15/27		205,538	13,021
	5.500% 01/15/23		63,557	733
		AGENCY TOTAL		13,754

	Total Collateralized Mortgage Obligations (cost of $10,049)			13,754

	Shares
Securities Lending Collateral – 18.2%
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 5.290%) (i)	325,819,120	325,819,120

Total Securities Lending Collateral (cost of $325,819,120)		325,819,120

		Par ($)
Short-Term Obligation – 5.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/07, due 09/04/07, at 5.110%, collateralized by a U.S. Goverment Obligation maturing 10/04/16, market value $101,841,094 (repurchase proceeds $99,896,687)	99,840,000	99,840,000

	Total Short-Term Obligation (cost of $99,840,000)		99,840,000

Total Investments – 118.2% (cost of $2,124,006,001)(j)(k)	2,122,452,638

Other Assets & Liabilities, Net – (18.2)%	(326,087,888)

Net Assets – 100.0%	1,796,364,750

Notes to Investment Portfolio:
*	Principal amount is stated in United States dollars unless otherwise noted.
**

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or that have quotations which Columbia believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their “fair value” using procedures approved by the Board of Trustees.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, these securities, which are not illiquid, amounted to $158,664,253, which represents 8.8% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2007.
(c)	All or a portion of this security was on loan at August 31, 2007. The total market value of securities on loan at August 31, 2007 is $319,646,201.
(d)	Zero coupon bond.
(e)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(f)	Loan participation agreement.
(g)	Securities purchased on a delayed delivery basis.
(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(i)	Investment made with cash collateral received from securities lending activity.
(j)	Cost for federal income tax purposes is $2,159,252,094.
(k)	Unrealized appreciation and depreciation at August 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$37,990,269	$(74,789,725)	$(36,799,456)

At August 31, 2007, the Fund had entered into the following forward currency exchange contracts:

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Buy	Value	Face Value	Date	Depreciation
CAD	$4,263,275	$4,268,073	09/20/07	$(4,798)

Forward Currency		Aggregate	Settlement	Unrealized Appreciation/
Contracts to Sell	Value	Face Value	Date	(Depreciation)
CAD	$10,939,952	$10,942,682	09/10/07	$2,730
CAD	9,360,256	9,242,282	09/20/07	(117,974)
EUR	14,126,958	14,173,763	09/07/07	46,805
EUR	11,242,153	11,302,087	09/07/07	59,934
EUR	13,628,721	13,829,700	09/10/07	200,979
EUR	16,250,636	16,028,228	09/17/07	(222,408)
EUR	4,390,626	4,319,315	09/20/07	(71,311)
GBP	19,470,350	19,136,460	09/20/07	(333,890)
GBP	4,635,798	4,567,110	09/20/07	(68,688)
SEK	9,939,918	9,972,049	09/17/07	32,131
				$(471,692)

Acronym	Name
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
I.O.	Interest Only
JPY	Japanese Yen
NOK	Norwegian Krone
PIK	Payment-In-Kind
PLN	Polish Zloty
SEK	Swedish Krona
STRIPS	Separate Trading of Registered Interest and Principal of
Securities
TBA	To Be Announced
ZAR	South African Rand

Item  2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 25, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 25, 2007